Business combination (Tables)	12 Months Ended
Aug. 31, 2021
Business combination
Summary of recognized amounts of assets acquired and liabilities assumed

The following table reflects the recognized amounts of assets acquired and liabilities assumed, on a fair value basis, at the acquisition date:

June 3,
2021
$
Fair value at acquisition
Cash	516,623
Trade and other receivables	7,998
Income tax receivable	9,963
Inventories	12,864
Prepaids	34,687
Advances to related parties	177,671
Other financial assets	7,685
Right-of-use asset	1,651,746
Property and equipment	417,554
Intangible assets	184,000
Deferred tax asset	18,467
Goodwill	8,656,700
Trade and other payables	(111,602)
Income tax payable	(1,952)
Contract liabilities	(482,173)
Other financial liabilities	(242,060)
Long-term debt, including current portion	(66,204)
Lease liability, including current portion	(1,651,746)
Deferred tax liability	(119,950)
Net assets acquired	(9,020,271)